TAXATION - Components of Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current tax expense	$ 2,612	$ 10,367	$ 3,323
Adjustments in respect of current tax of previous years	(730)	264	0
Tax expense	$ 1,882	$ 10,631	$ 3,323